Management of financial risk - Movements of Level 3 financial instruments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	¥ 6,810,333
End of the year	6,391,260	¥ 6,810,333
Level 3
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	1,611,606	1,107,340	¥ 5,676
Additions, net	295,287	506,620	1,103,460
Losses recognized in other comprehensive income	(789)	(1,678)	(1,796)
(Losses)/gain recognized in profit or loss	85	(676)
End of the year	¥ 1,906,189	¥ 1,611,606	¥ 1,107,340